Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill	$ 28,138	$ 26,846	$ 26,846
Driver IC [Member]
Goodwill	26,846	26,846	26,846
Non Driver Products [Member]
Goodwill	$ 1,292	$ 0	$ 0